Charges Related to Business Realignment	12 Months Ended
Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Charges Related to Business Realignment
Charges Related to Business Realignment
To structure its businesses in light of current and anticipated customer demand, the Company incurred business realignment charges in 2014, 2013 and 2012.
Business realignment charges by business segment are as follows:

	2014	2013	2012
Diversified Industrial	$101,524	$12,234	$14,321
Aerospace Systems	925	—	—
Work force reductions by business segment are as follows:

	2014	2013	2012
Diversified Industrial	1,581	725	521
Aerospace Systems	44	—	—

The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world, with the majority of charges relating to realignment activities in Europe. In addition, $1,331 of fixed asset write-downs were recognized in connection with plant closures in the Diversified Industrial Segment, and are reflected in the other (income) expense caption in the Business Segment information for 2014. During 2013, $1,918 of severance costs for 98 people were recognized in connection with the Company's divestiture of its Turkey refrigeration components business and is reflected in the other (income) expense caption in the Business Segment Information. The business realignment charges in 2012 also included charges related to enhanced retirement benefits. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital.
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2014	2013	2012
Cost of sales	$63,575	$8,354	$12,669
Selling, general and administrative expenses	38,874	3,880	1,020
(Gain) on disposal of assets	1,331	1,918	632

As of June 30, 2014, approximately $31 million in severance payments have been made relating to charges incurred during 2014. The majority of the remaining severance payments of approximately $62 million are expected to be paid by June 30, 2015 and are reflected within the other accrued liabilities caption in the Consolidated Balance Sheet. All required severance payments have been made relating to charges incurred in 2013 and 2012. Additional charges may be recognized in future periods related to the realignment actions described above, the timing and amount of which are not known at this time.